Fair Value Measurements - Reconciliation of warrant liabilities (Details) - Common stock warrant [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning balance
Additions pursuant to Merger	1,984
(Gain) loss upon re-measurement	(1,692)
Balance at the ending balance	$ 292